Commitments	12 Months Ended
Oct. 31, 2018
Statements Line Items
Commitments [Text Block]

18.      Commitments

TheCompanyhasextendeditsleaseforpremisesthroughJuly2022. Theleasetermisfor5yearsandstipulatesbasemonthlyrentalexpensesof $4,005 CDN. Lease commitments are as follows:

CDN
Less than one year	$48,060
Two to five years	132,165
$180,225